Note 6 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Activity in the Allowances for Real Estate Losses (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Activity in the Allowances for Real Estate Losses [Abstract]
Balance—beginning of period	$ 9,406,000	$ 19,649,000	$ 14,877,000	$ 20,934,000	$ 20,934,000
Balance—end of period	9,653,000	17,881,000	9,653,000	17,881,000	14,877,000	20,934,000
Provisions for estimated losses	358,000	277,000	577,000	585,000	1,400,000	17,300,000
Recoveries	0	0	0	0
Losses charged off	$ (111,000)	$ (2,045,000)	$ (5,801,000)	$ (3,638,000)